Net Defined Benefit Liabilities And Assets_Details Of Post-Employment Benefits Recognized In Profit Or Loss(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details Of Postemployment Benefits Recognized In Profit Or Loss Abstract [Abstract]
Current service cost		₩ 226,788	₩ 208,470	₩ 208,037
Past service cost	[1]	2,276	7,912	21,356
Net interest expenses of net defined benefit liabilities		5,545	3,833	4,108
Gain or loss on settlement			(1,000)	0
Post-employment benefits	[2]	234,609	219,215	233,501
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Income Expense		2,575	2,047	1,755
Postemployment Benefit Expense Defined Benefit Plans Recognized As Advance Payments		₩ 121	83	₩ 42
Net defined benefit liabtilties transfer from other provisions			₩ 22,306

[1]	During the year ended December 31, 2018, other provisions (amounting to KRW 22,306 million as of December 31, 2017) were transferred into net defined benefit liabilities.
[2]	Including post-employment benefits amounting to KRW 2,575 million recognized as other operating expense and prepayment of KRW 121 million recognized as other assets as of and for the year ended December 31, 2019, post-employment benefits amounting to KRW 2,047 million recognized as other operating expense and prepayment of KRW 83 million recognized as other assets as of and for the year ended December 31, 2018, and post-employment benefits amounting to KRW 1,755 million recognized as other operating expense and prepayment of KRW 42 million recognized as other assets for the year ended December 31, 2017.